Credit-related arrangements, repurchase agreements and commitments - Commitments (Details)	Dec. 31, 2023 USD ($) custodian	Dec. 31, 2022 USD ($)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Purchase obligation	$ 32,096,000	$ 42,900,000
Number of custodians | custodian	1
Commitments to extend credit	$ 496,577,000	564,324,000
Documentary and commercial letters of credit	1,824,000	2,331,000
Total unfunded commitments to extend credit	498,401,000	566,655,000
Allowance for credit losses	$ (302,000)	(274,000)
Custodian
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Right to set-off against securities held, percent of utilized facility	110.00%
Commitments to extend credit	$ 200,000,000
Custodian | Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments to extend credit	$ 120,000,000	$ 121,300,000